Common Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Common Stock
17.	Common Stock

Share Capital

Each share of common stock is entitled to one vote per share and is entitled to dividends when declared by the Company’s board of directors. As of December 31, 2018 and 2017, there were 71,139,402 and 57,281,861shares of common stock outstanding, respectively. As of December 31, 2018 and 2017, there was no preferred stock issued and outstanding.

In 2016, the Company issued 101,600 shares of common stock on the exercise of employee stock options with exercise price of $2.37 per share and 18,400 shares of common stock on the exercise of employee stock options with exercise price of $4.98 per share, for total proceeds of $315. In 2016, the Company cancelled 14,800 restricted shares previously issued to employees of the Company due to employee termination.

In 2017, the Company issued 31,000 shares of common stock on the exercise of employee stock options with exercise price of $2.37 per share and 239,100 shares of common stock on the exercise of employee stock options with exercise price of $4.98 per share, for total proceeds of $1,264. The Company received further cash proceeds of $428 on the exercise of stock option in 2017 with the shares issued subsequent to December 31, 2017.

In 2018, the Company issued 1,219 shares of common stock on the exercise of employee stock options with exercise price of $2.37 per share and 107,822 shares of common stock on the exercise of employee stock options with exercise price of $4.98 per share, for 156,300 shares of stock options exercised under cashless excise with total proceeds of $3. In 2018, the Company cancelled 51,500 restricted shares previously issued to employees of the Company due to employee termination. On July 2, 2018, in connection with a private placement transaction, the Company issued 11,800,000 shares of common stock at $7.35 per share with a nine months restricted period. The Company received net proceeds of $85,299 after deducting offering expenses of approximately $1,431.